Subsequent Events	6 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued, and the following subsequent events took place.

The Effects of COVID-19

The World Health Organization (WHO) declared the coronavirus outbreak a pandemic on January 30, 2020. Since the outbreak in China in December 2019, COVID-19 has expanded its impact to Europe, where all of our operations reside, as well as our employees, suppliers and customers. While the disruption is currently expected to be temporary, there is considerable uncertainty around the duration of the closings and shelter-in-place orders and the ultimate impact of governmental initiatives. However, the financial impact and duration cannot be reasonably estimated at this time.

Allonges to Promissory Notes

On July 28, 2020, the Company entered into an Allonge to Promissory Note, effective as of July 1, 2020, which amends that certain Non-Convertible Promissory Note of the Company in the principal amount of $20,000 dated February 21, 2020, in favor of ProudLiving, LLC. The allonge amends the original note by extending the maturity date thereof to February 21, 2021.

On July 29, 2020, the Company entered into an Allonge to Convertible Promissory Note, which amends that certain Convertible Promissory Note of the Company in the principal amount of $150,000 dated July 23, 2019, in favor of John Silvestri. The allonge amends the original note by extending the maturity date thereof to February 21, 2021.

On August 5, 2020, the Company entered into an Allonge to Convertible Note, dated as of August 8, 2020, which amends the Note. The allonge amends the Note by extending the maturity date thereof from seven months from the date of the loan to ten months from the date of the loan. The allonge further provided that the piggyback registration rights set forth in the Note did not apply to the Company’s recently filed Registration Statement on Form S-1. As consideration for the allonge, the original principal amount was increased by ten percent, and the Company agreed to issue 50,000 shares of its common stock to Vista Capital Investments, LLC.